Cover	Nov. 08, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	000-55030
Entity Registrant Name	GREENWAY TECHNOLOGIES, INC.
Entity Central Index Key	0001572386
Entity Tax Identification Number	90-0893594
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1521 North Cooper Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	800
Local Phone Number	289-2515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	GWTI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	(8851 Camp Bowie West Blvd
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76116)